Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
C000014890
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,477	$ 9,140	$ 9,183	$ 9,232	$ 9,484	$ 9,798	$ 9,956	$ 10,244	$ 10,575	$ 10,680	$ 10,916		$ 10,991	$ 11,210	$ 11,299	$ 11,345	$ 11,549	$ 12,157	$ 11,444	$ 11,277	$ 11,392	$ 11,369	$ 11,254	$ 11,434	$ 11,421	$ 11,424	$ 10,292	$ 10,344	$ 9,573	$ 10,369	$ 10,816	$ 11,012	$ 11,543	$ 10,889	$ 11,728	$ 11,652	$ 11,440	$ 11,546	$ 11,894	$ 12,143	$ 12,560	$ 12,383	$ 11,632	$ 10,089	$ 10,997	$ 11,785	$ 12,407	$ 13,011	$ 13,639	$ 13,412	$ 12,968	$ 14,521	$ 15,335	$ 15,120	$ 15,224	$ 15,187	$ 15,838	$ 16,177	$ 16,241	$ 16,429	$ 17,097	$ 16,070	$ 16,677	$ 15,875	$ 16,545	$ 15,128	$ 14,180	$ 14,159	$ 12,767	$ 12,784	$ 11,444	$ 12,291	$ 11,680	$ 10,409	$ 10,899	$ 12,232	$ 11,679	$ 12,905	$ 12,351	$ 12,829	$ 12,969	$ 12,635	$ 13,156	$ 13,469	$ 12,966	$ 12,247	$ 11,636	$ 12,833	$ 13,483	$ 13,501	$ 14,080	$ 14,539	$ 13,945	$ 14,568	$ 14,484	$ 14,961	$ 15,434	$ 15,561	$ 15,005	$ 15,172	$ 14,706	$ 15,528	$ 15,595	$ 15,291	$ 15,689	$ 16,338	$ 16,852	$ 16,462	$ 16,950	$ 17,227	$ 17,362	$ 17,224	$ 17,517	$ 17,909	$ 18,360	$ 16,683	$ 18,058	$ 18,861	$ 18,951	$ 18,693	$ 19,069
C000014893
Account Value [Line Items]
Accumulated Value	10,000	10,051	9,686	9,726	9,770	10,033	10,361	10,522	10,818	11,157	11,263	11,504		11,577	11,800	11,888	11,928	12,132	12,764	12,008	11,825	11,939	11,906	11,778	11,961	11,939	11,935	10,745	10,796	9,985	10,809	11,266	11,464	12,006	11,321	12,185	12,101	11,874	11,976	12,331	12,580	13,005	12,815	12,028	10,428	11,361	12,167	12,796	13,411	14,048	13,803	13,338	14,927	15,754	15,520	15,615	15,567	16,226	16,563	16,614	16,797	17,467	16,405	17,017	16,186	16,858	15,404	14,430	14,400	12,976	12,983	11,615	12,468	11,840	10,544	11,032	12,378	11,810	13,037	12,470	12,944	13,080	12,734	13,251	13,558	13,041	12,311	11,689	12,886	13,528	13,540	14,110	14,559	13,957	14,571	14,481	14,946	15,410	15,523	14,961	15,117	14,645	15,453	15,513	15,201	15,585	16,221	16,721	16,321	16,797	17,061	17,185	17,037	17,315	17,688	18,124	16,460	17,805	18,585	18,664	18,394	18,751
C000014895
Account Value [Line Items]
Accumulated Value	10,000	10,059	9,701	9,750	9,802	10,073	10,408	10,579	10,889	11,240	11,355	11,606		11,690	11,927	12,024	12,076	12,296	12,944	12,191	12,013	12,142	12,118	11,999	12,195	12,184	12,191	10,984	11,044	10,222	11,077	11,555	11,768	12,339	11,640	12,541	12,467	12,240	12,357	12,733	13,002	13,453	13,267	12,465	10,817	11,795	12,640	13,310	13,962	14,639	14,399	13,926	15,599	16,478	16,247	16,363	16,330	17,035	17,403	17,475	17,685	18,403	17,302	17,963	17,100	17,828	16,304	15,288	15,270	13,771	13,794	12,351	13,265	12,610	11,239	11,771	13,217	12,622	13,948	13,353	13,870	14,030	13,668	14,236	14,578	14,038	13,264	12,603	13,902	14,608	14,632	15,264	15,762	15,122	15,801	15,714	16,236	16,753	16,891	16,295	16,477	15,975	16,873	16,947	16,620	17,057	17,767	18,331	17,906	18,445	18,751	18,902	18,755	19,078	19,505	20,005	18,180	19,685	20,565	20,668	20,390	20,804
C000070264
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,005,911	970,097	974,965	980,100	1,007,615	1,041,400	1,058,466	1,089,116	1,124,294	1,135,788	1,161,213		1,169,572	1,193,256	1,203,357	1,208,233	1,230,509	1,295,623	1,220,357	1,202,503	1,215,456	1,213,005	1,201,453	1,221,057	1,220,007	1,220,707	1,100,282	1,106,233	1,024,091	1,109,639	1,157,560	1,178,858	1,236,008	1,166,434	1,256,597	1,248,787	1,226,424	1,238,138	1,275,765	1,302,743	1,347,959	1,329,297	1,248,907	1,083,822	1,181,797	1,266,851	1,333,962	1,398,920	1,466,748	1,442,703	1,395,690	1,562,929	1,651,218	1,628,420	1,639,638	1,636,381	1,706,946	1,743,857	1,751,094	1,771,721	1,844,095	1,733,724	1,799,585	1,713,459	1,785,928	1,633,535	1,531,439	1,529,937	1,379,421	1,382,048	1,237,538	1,329,124	1,263,437	1,126,058	1,179,358	1,324,244	1,264,426	1,397,298	1,338,071	1,390,284	1,405,871	1,370,022	1,426,522	1,461,201	1,407,040	1,329,109	1,263,257	1,393,402	1,463,964	1,466,339	1,529,680	1,579,561	1,515,428	1,583,519	1,574,810	1,627,066	1,678,927	1,692,782	1,633,004	1,651,215	1,600,948	1,690,958	1,698,323	1,665,592	1,709,369	1,780,559	1,837,020	1,794,470	1,848,476	1,878,752	1,894,299	1,879,570	1,911,742	1,955,025	2,004,736	1,821,747	1,972,595	2,060,876	2,071,161	2,043,305	2,084,874
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,625	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,135	14,451	13,995	13,417	14,625	15,360	15,207	15,592	16,080	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,428	20,840	20,835	21,460	22,743	23,885	21,308	23,365	24,541	24,396	24,480	25,110
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,625	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,135	14,451	13,995	13,417	14,625	15,360	15,207	15,592	16,080	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,428	20,840	20,835	21,460	22,743	23,885	21,308	23,365	24,541	24,396	24,480	25,110
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	10,000	10,123	9,978	9,747	9,996	10,350	10,515	10,782	11,013	11,370	11,406	11,826		11,888	12,108	12,336	12,436	12,714	13,423	12,790	12,564	12,765	12,470	12,236	12,528	12,266	12,322	11,320	11,427	10,910	11,734	11,963	12,034	12,352	11,689	12,393	12,243	11,865	12,170	12,595	12,706	13,256	12,900	11,881	10,160	10,930	11,288	11,798	12,324	12,852	12,536	12,266	13,916	14,668	14,700	14,991	15,181	15,628	16,117	16,012	15,748	16,048	15,534	15,905	15,188	15,816	15,233	14,932	14,956	14,016	14,117	12,903	13,344	12,915	11,625	11,972	13,385	13,285	14,363	13,858	14,197	14,444	13,919	14,543	15,135	14,451	13,995	13,417	14,625	15,360	15,207	15,592	16,080	15,791	16,249	16,234	16,610	17,083	17,543	16,682	16,531	16,210	16,863	17,097	17,058	17,674	18,484	19,111	19,056	19,717	20,428	20,840	20,835	21,460	22,743	23,885	21,308	23,365	24,541	24,396	24,480	25,110
DWS Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,012,331	$ 997,776	$ 974,697	$ 999,628	$ 1,035,040	$ 1,051,545	$ 1,078,203	$ 1,101,285	$ 1,137,021	$ 1,140,552	$ 1,182,590		$ 1,188,779	$ 1,210,847	$ 1,233,627	$ 1,243,648	$ 1,271,445	$ 1,342,259	$ 1,278,968	$ 1,256,412	$ 1,276,471	$ 1,246,998	$ 1,223,560	$ 1,252,823	$ 1,226,601	$ 1,232,189	$ 1,131,966	$ 1,142,680	$ 1,090,960	$ 1,173,391	$ 1,196,318	$ 1,203,443	$ 1,235,235	$ 1,168,939	$ 1,239,326	$ 1,224,325	$ 1,186,513	$ 1,217,047	$ 1,259,513	$ 1,270,616	$ 1,325,640	$ 1,290,029	$ 1,188,059	$ 1,016,036	$ 1,093,032	$ 1,128,804	$ 1,179,815	$ 1,232,416	$ 1,285,172	$ 1,253,579	$ 1,226,629	$ 1,391,629	$ 1,466,848	$ 1,470,036	$ 1,499,137	$ 1,518,092	$ 1,562,780	$ 1,611,664	$ 1,601,222	$ 1,574,834	$ 1,604,769	$ 1,553,383	$ 1,590,463	$ 1,518,847	$ 1,581,616	$ 1,523,333	$ 1,493,180	$ 1,495,560	$ 1,401,649	$ 1,411,710	$ 1,290,264	$ 1,334,434	$ 1,291,515	$ 1,162,454	$ 1,197,190	$ 1,338,515	$ 1,328,506	$ 1,436,259	$ 1,385,844	$ 1,419,722	$ 1,444,387	$ 1,391,872	$ 1,454,324	$ 1,513,452	$ 1,445,096	$ 1,399,454	$ 1,341,714	$ 1,462,488	$ 1,535,966	$ 1,520,709	$ 1,559,209	$ 1,607,950	$ 1,579,076	$ 1,624,915	$ 1,623,370	$ 1,660,958	$ 1,708,261	$ 1,754,260	$ 1,668,188	$ 1,653,088	$ 1,620,968	$ 1,686,282	$ 1,709,687	$ 1,705,808	$ 1,767,392	$ 1,848,361	$ 1,911,064	$ 1,905,598	$ 1,971,716	$ 2,042,758	$ 2,084,044	$ 2,083,512	$ 2,145,953	$ 2,274,315	$ 2,388,528	$ 2,130,809	$ 2,336,450	$ 2,454,069	$ 2,439,616	$ 2,447,999	$ 2,510,959